UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Aveneu,  Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     206.923.3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $134,803 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     8643   249283 SH       SOLE                        0        0   249283
BLUE NILE INC                  COM              09578R103      259     5900 SH       SOLE                        0        0     5900
EXXON MOBIL CORP               COM              30231G102      238     2930 SH       SOLE                        0        0     2930
GENERAL ELECTRIC CO            COM              369604103      228    12101 SH       SOLE                        0        0    12101
ISHARES TR                     BARCLYS TIPS BD  464287176    24320   219812 SH       SOLE                        0        0   219812
ISHARES TR                     S&P 500 INDEX    464287200      213     1606 SH       SOLE                        0        0     1606
ISHARES TR                     MSCI EMERG MKT   464287234      415     8715 SH       SOLE                        0        0     8715
ISHARES TR                     BARCLYS 1-3 YR   464287457      553     6558 SH       SOLE                        0        0     6558
ISHARES TR                     MSCI EAFE INDEX  464287465     1071    17800 SH       SOLE                        0        0    17800
ISHARES TR                     MSCI SMALL CAP   464288273      559    12817 SH       SOLE                        0        0    12817
ISHARES TR                     S&P DEV EX-US    464288422      577    16590 SH       SOLE                        0        0    16590
ISHARES TR                     BARCLYS 1-3YR CR 464288646    26704   254441 SH       SOLE                        0        0   254441
ISHARES TR                     BARCLYS 3-7 YR   464288661     9564    81671 SH       SOLE                        0        0    81671
ISHARES TR                     RSSL MCRCP IDX   464288869     1713    33435 SH       SOLE                        0        0    33435
MICROSOFT CORP                 COM              594918104      797    30665 SH       SOLE                        0        0    30665
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    13661   267862 SH       SOLE                        0        0   267862
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     6581   208998 SH       SOLE                        0        0   208998
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      354    12096 SH       SOLE                        0        0    12096
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     3230    61420 SH       SOLE                        0        0    61420
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      547    13875 SH       SOLE                        0        0    13875
SPDR INDEX SHS FDS             S&P EMKTSC ETF   78463X756      366     6730 SH       SOLE                        0        0     6730
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827    10029   123775 SH       SOLE                        0        0   123775
VANGUARD INDEX FDS             REIT ETF         922908553     4498    74846 SH       SOLE                        0        0    74846
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     8258   136296 SH       SOLE                        0        0   136296
VANGUARD INDEX FDS             VALUE ETF        922908744      584    10425 SH       SOLE                        0        0    10425
VANGUARD INDEX FDS             STK MRK ETF      922908769     3582    52370 SH       SOLE                        0        0    52370
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1169    23293 SH       SOLE                        0        0    23293
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2760    56765 SH       SOLE                        0        0    56765
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     3330    87454 SH       SOLE                        0        0    87454